restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
restructuring and other costs
Goods and services purchased	$ 183	$ 194
Employee benefits expense	249	299
Total	432	493
Restructuring
restructuring and other costs
Goods and services purchased	140	178
Employee benefits expense	249	305
Total	389	483
Real estate rationalization-related restructuring impairments of property, plant and equipment	21	102
Other
restructuring and other costs
Goods and services purchased	43	16
Employee benefits expense		(6)
Total	$ 43	$ 10